Share Based Payments - Equity incentive plan - Non-vested share awards (Tables)	6 Months Ended
Jun. 30, 2013
Share Based Payments [Abstract]
Non Vested Shares Activity
	Number of Shares	Weighted Average Fair Value
Non vested, December 31, 2012	58,335	$10.08
Granted	222,000	2.71
Non vested, June 30, 2013	280,335	$5.93